Commitments & Contingencies (Details) - 12 months ended Mar. 31, 2021	USD ($)	CNY (¥)
Commitments & Contingencies (Details) [Line Items]
Capital commitments, description	The Company entered into a contract with a general contractor for $1,174,338 (RMB 8,000,000) to perform improvements to an event and meeting space at a new building in the Yuehuangshan South Fund Village Area of Hangzhou. As of September 30, 2020, the Company had prepaid $1,043,102 (RMB 7,000,000) and under the terms of the contract, is required to pay an additional $671,075 (RMB 1,000,000). The prepayments have been expensed to the Company’s result of operations and have been classified as promotional expenses during the year ended March 31, 2019.
Leasehold improvements, gross | $	$ 1,174,338
RMB [Member]
Commitments & Contingencies (Details) [Line Items]
Leasehold improvements, gross | ¥		¥ 8,000,000
Leasehold Improvements [Member]
Commitments & Contingencies (Details) [Line Items]
Leasehold improvements, gross | $	1,043,102
Leasehold Improvements [Member] | RMB [Member]
Commitments & Contingencies (Details) [Line Items]
Leasehold improvements, gross | ¥		7,000,000
Leasehold Improvements Additional [Member]
Commitments & Contingencies (Details) [Line Items]
Leasehold improvements, gross | $	$ 671,075
Leasehold Improvements Additional [Member] | RMB [Member]
Commitments & Contingencies (Details) [Line Items]
Leasehold improvements, gross | ¥		¥ 1,000,000